Loan Receivable - Carrying Value of Term Loan Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans Receivable Net [Abstract]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(36)	(70)
Accrued interest	802	567
Net carrying amount	$ 1,766	$ 1,497